Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Related Party Transactions [Abstract]
Related Party Transactions

(16) Related Party Transactions

Refer to the following notes to the Company’s unaudited condensed consolidated financial statements for details regarding the related party transactions entered into by the Company; Note 1(a) – Description of Business; Note 2(i) – Summary of Significant Accounting Policies – Changes in related parties; Note 4 – Fair Value Measurements; Note 6 – Accrued Expenses and Other Current Liabilities; Note 7 – Other Expense, Net; Note 8 – Capital Stock; Note 9 – Borrowings and Derivative Liabilities, and Note 10 – SAFE Agreements. All other related party transactions are described herein.

The Company determined that SameDay Solar became a related party to the Company during fiscal year 2024. The Company’s revenue is net of dealer fees attributable to SameDay Solar of $0.3 million and $1.6 million in the thirteen and thirty-nine week periods ended September 28, 2025, respectively. The Company’s revenue is net of dealer fees attributable to SameDay Solar of $1.6 million in each of the thirteen and thirty-nine week periods ended September 29, 2024.

(23) Related Party Transactions

Refer to the following notes to the Company’s consolidated financial statements for details regarding the related party transactions entered into by the Company; Note 1(a) - Description of Business; Note 3 - Reverse Recapitalization, Note 6 - Forward Purchase Agreements, Note 12 - Other Income (Expense), Net; Note 15 - Borrowings and Derivative Liabilities and Note 16 - SAFE Agreements. All other related party transactions are described herein.

In December 2023, the Company entered into separate common stock purchase agreements with the Rodgers Massey Freedom and Free Markets Charitable Trust and the Rodgers Massey Revocable Living Trust , each a related party affiliated with Thurman J. Rodgers, the Company’s Chief Executive Officer and a director, for an aggregate purchase price of $5.0 million.

The Company determined that SameDay Solar became a related party in fiscal 2024 with which the Company does business. Revenue, cost of revenue and commission expense with SameDay Solar were $1.6 million and $0.6 million and $1.2 million for the fiscal year ended December 29, 2024.